LONG-TERM DEBT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CAD ($)	Dec. 07, 2023 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 08, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,266.8	$ 8,836.9				$ 8,001.8
Issuance of long-term debt		$ 4,972.3	1,656.4
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			9,252.0	$ 8,834.6
BSBY rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.50%			1.50%
BSBY rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%			3.50%
SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%			2.00%
SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%			3.25%
Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%			1.50%
Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%			2.25%
Floating | Prime Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%			0.50%
Floating | Prime Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%			1.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 75.0	$ 1,205.0
Revolving Credit Facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			771.8	$ 184.9
Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	3.00			3.00
Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio	5.75			5.75
Revolving Credit Facility | Four complete fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio	6.00			6.00
Term Loan A Faacility
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 775.0
Term Loan B Facility | Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%			0.50%
Term Loan B Facility | Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%			2.50%
Term Loan B Facility | Floating | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%			1.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount per note									$ 348.0
Average rate of hedging instrument									8.828%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 677.2	$ 661.3
Borrowings, interest rate	4.25%		4.25%	4.25%
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,015.8	$ 992.0
Borrowings, interest rate	3.75%		3.75%	3.75%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 677.2	$ 661.3
Borrowings, interest rate	5.125%		5.125%	5.125%
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,015.8	$ 992.0
Borrowings, interest rate	3.50%		3.50%	3.50%
6.750% USD senior secured notes ("6.750% 2031 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0.0	$ 1,322.6
Borrowings, interest rate	6.75%		6.75%	6.75%
4.000% USD senior notes ("4.000% 2028 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,015.8	$ 992.0
Borrowings, interest rate	4.00%		4.00%	4.00%
4.750% 2029 Notes Effective June 8, 2021 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,015.8	$ 992.0
Borrowings, interest rate	4.75%		4.75%	4.75%
4.375% USD senior notes ("4.375% 2029 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 744.9	$ 727.4
Borrowings, interest rate	4.375%		4.375%	4.375%
Other | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 75.0	$ 347.3
Promissory notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50.0
Borrowings, interest rate	5.00%			5.00%
Term loan, maturing September 21, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13.0
Issuance of long-term debt	13.0
Revolving credit facility, maturing September 21, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	15.0
Issuance of long-term debt		$ 0.0
Term loan, maturing August 31, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	170.0
Issuance of long-term debt	170.0
Revolving credit facility, maturing August 31, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	100.0
Issuance of long-term debt	$ 29.3